Significant accounting policies - Summary of Revenue from External Customers by Geography (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 201,517	$ 157,620	$ 125,773
Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	201,517	157,620	125,773
Brazil [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	109,470	86,066	66,464
Latin America - except Brazil [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	70,302	55,770	48,038
Rest of the world [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 21,745	$ 15,784	$ 11,271